Columbia Variable Portfolio – Emerging Markets Bond Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.6%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,800,000	2,192,769
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	4,800,000	352,061
Colombia 0.7%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	535,000	537,087
Millicom International Cellular SA(a)
03/25/2029	6.250%	1,080,000	1,075,942
03/25/2029	6.250%	810,000	806,956
Total			2,419,985
Macau 1.1%
Sands China Ltd.(c)
06/18/2030	4.375%	2,511,000	2,405,352
Studio City Finance Ltd.(a)
01/15/2029	5.000%	1,916,000	1,760,717
Total			4,166,069
Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	267,000	300,307
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	2,128,000	1,416,240
Saudi Arabia 1.2%
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	1,171,000	1,212,244
02/23/2038	6.129%	1,500,000	1,588,863
08/23/2042	6.103%	1,455,000	1,508,147
Total			4,309,254
South Africa 0.8%
Sasol Financing USA LLC
03/18/2031	5.500%	3,324,000	2,967,110
South Korea 1.0%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,536,000	1,451,873
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SK Hynix Inc(a)
01/17/2026	6.250%	2,000,000	2,039,370
Total			3,491,243
Tanzania 0.7%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	683,041
HTA Group Ltd.(a)
06/04/2029	7.500%	1,759,000	1,788,785
Total			2,471,826
Turkey 0.7%
Sisecam UK PLC(a)
05/02/2032	8.625%	2,550,000	2,620,378
United Arab Emirates 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	2,600,000	2,224,146
09/30/2040	2.940%	2,381,612	2,007,813
Total			4,231,959
Zambia 0.3%
Zambia Government International Bond(a),(c)
06/30/2033	5.750%	864,793	762,609
Zambia Government International Bond(a),(d)
12/31/2053	0.500%	811,873	398,811
Total			1,161,420
Total Corporate Bonds & Notes (Cost $33,736,023)			32,100,621

Foreign Government Obligations(e),(f) 81.6%

Angola 0.5%
Angolan Government International Bond(a)
05/08/2048	9.375%	2,160,000	1,827,521
Argentina 2.4%
Argentine Republic Government International Bond(c)
07/09/2035	4.125%	16,839,847	8,085,434
07/09/2046	4.125%	720,000	363,564
Total			8,448,998
Bahrain 1.7%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,635,000	2,514,408

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	3,867,000	3,679,755
Total			6,194,163
Brazil 2.0%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	120,000	120,078
Brazilian Government International Bond
06/12/2030	3.875%	3,835,000	3,578,271
01/22/2032	6.125%	1,770,000	1,820,238
01/27/2045	5.000%	1,900,000	1,569,640
Total			7,088,227
Chile 3.0%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,348,219
Corp Nacional del Cobre de Chile(a)
02/05/2049	4.375%	1,005,000	836,612
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	5,354,000	5,619,432
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	1,991,000	2,161,926
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	881,000	933,319
Total			10,899,508
Colombia 6.5%
Colombia Government International Bond
01/28/2026	4.500%	2,000,000	1,977,074
01/30/2030	3.000%	9,800,000	8,398,718
04/15/2031	3.125%	2,863,000	2,366,249
04/22/2032	3.250%	2,800,000	2,259,889
11/14/2035	8.000%	611,000	651,777
09/18/2037	7.375%	5,677,000	5,764,080
Ecopetrol SA
01/19/2036	8.375%	1,990,000	2,034,801
Total			23,452,588
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%	754,000	834,168
Dominican Republic 2.6%
Dominican Republic International Bond(a)
01/25/2027	5.950%	4,035,000	4,086,775
01/30/2030	4.500%	3,659,000	3,500,200
01/27/2045	6.850%	271,000	289,687
06/05/2049	6.400%	1,550,000	1,587,260
Total			9,463,922
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.9%
Ecuador Government International Bond(a),(c)
07/31/2030	6.900%		3,400,000	2,466,554
07/31/2040	5.000%		1,529,848	791,357
Total				3,257,911
Egypt 2.4%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	2,208,000	2,059,877
05/29/2032	7.625%		2,218,000	1,964,763
09/30/2033	7.300%		4,185,000	3,552,632
02/21/2048	7.903%		1,491,000	1,147,003
Total				8,724,275
Guatemala 0.6%
Guatemala Government Bond(a)
08/06/2031	6.050%		879,000	902,309
10/07/2033	3.700%		909,000	778,225
06/01/2050	6.125%		489,000	466,668
Total				2,147,202
Hungary 1.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,780,000	2,305,382
09/21/2051	3.125%		1,930,000	1,287,591
Total				3,592,973
India 0.3%
Export-Import Bank of India(a)
01/15/2030	3.250%		972,000	913,404
Indonesia 4.7%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		900,000	896,128
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,831,706
10/30/2049	3.700%		4,517,000	3,727,918
03/31/2052	4.300%		751,000	680,278
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	47,721,000,000	3,151,536
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,455,000	1,436,624
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		3,700,000	2,852,278
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,800,000	2,463,118
Total				17,039,586
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 1.0%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,337,000	3,514,925
Jordan 0.4%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,361,000	1,254,086
Kazakhstan 1.7%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		1,997,000	2,009,474
04/19/2047	5.750%		4,600,000	4,236,923
Total				6,246,397
Malaysia 0.8%
Petronas Capital Ltd.(a)
04/21/2050	4.550%		3,044,000	2,814,254
Mexico 7.9%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		6,000,000	5,057,234
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	743,151
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	6,378,847
01/15/2047	4.350%		2,300,000	1,813,686
02/10/2048	4.600%		2,800,000	2,255,870
05/07/2054	6.400%		3,250,000	3,258,486
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	220,200
01/28/2031	5.950%		5,982,000	5,176,946
02/16/2032	6.700%		2,562,000	2,295,435
01/23/2045	6.375%		1,657,000	1,154,731
Total				28,354,586
Mongolia 0.5%
Mongolia Government International Bond(a)
01/19/2028	8.650%		488,000	522,385
07/07/2031	4.450%		1,500,000	1,332,125
Total				1,854,510
Morocco 0.5%
OCP SA(a)
06/23/2051	5.125%		2,310,000	1,887,070
Nigeria 1.6%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,600,000	1,449,803
09/28/2033	7.375%		2,300,000	1,955,315
11/28/2047	7.625%		3,100,000	2,374,121
Total				5,779,239
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 1.8%
Oman Government International Bond(a)
01/25/2031	6.250%	1,846,000	1,970,552
01/17/2048	6.750%	4,233,000	4,580,172
Total			6,550,724
Pakistan 0.7%
Pakistan Government International Bond(a)
09/30/2025	8.250%	144,000	141,234
12/05/2027	6.875%	1,400,000	1,269,833
04/08/2031	7.375%	1,395,000	1,182,908
Total			2,593,975
Panama 3.3%
Panama Government International Bond
03/16/2025	3.750%	950,000	941,441
03/01/2031	7.500%	1,494,000	1,636,129
09/29/2032	2.252%	2,800,000	2,170,085
01/19/2033	3.298%	2,978,000	2,485,113
02/14/2035	6.400%	1,428,000	1,461,468
01/31/2036	6.875%	1,927,000	2,023,741
01/19/2063	4.500%	1,380,000	967,863
Total			11,685,840
Paraguay 2.1%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,825,735
08/11/2044	6.100%	5,068,000	5,213,959
03/30/2050	5.400%	675,000	629,347
Total			7,669,041
Peru 2.4%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	3,118,555
11/18/2050	5.625%	3,973,000	4,091,712
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,900,000	1,296,084
Total			8,506,351
Philippines 1.1%
Philippine Government International Bond
07/06/2046	3.200%	5,234,000	3,983,718
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,700,000	1,728,589
09/18/2034	5.125%	3,384,000	3,480,022
03/18/2054	5.500%	1,400,000	1,430,636
Total			6,639,247

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 4.6%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,367,000	1,238,115
Qatar Government International Bond(a)
04/23/2028	4.500%	200,000	203,884
03/14/2029	4.000%	10,910,000	10,918,974
04/23/2048	5.103%	2,000,000	2,056,818
04/16/2050	4.400%	2,357,000	2,189,710
Total			16,607,501
Romania 1.4%
Romanian Government International Bond(a)
02/27/2027	3.000%	3,116,000	2,987,592
02/14/2051	4.000%	2,764,000	2,016,777
Total			5,004,369
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(g)
02/25/2030	3.250%	2,254,000	1,205,273
Saudi Arabia 3.9%
Gaci First Investment Co.(a)
02/14/2053	5.125%	1,800,000	1,634,889
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,000,000	939,387
Saudi Government International Bond(a)
10/22/2030	3.250%	1,900,000	1,783,727
07/18/2033	4.875%	1,830,000	1,859,822
01/21/2055	3.750%	4,965,000	3,670,091
01/21/2055	3.750%	1,700,000	1,256,628
02/02/2061	3.450%	4,500,000	3,053,318
Total			14,197,862
Senegal 0.6%
Senegal Government International Bond(a)
05/23/2033	6.250%	2,346,000	2,016,379
Serbia 0.2%
Serbia International Bond(a)
12/01/2030	2.125%	884,000	740,814
South Africa 1.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	3,100,000	3,099,890
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,034,000	858,875
04/20/2052	7.300%	1,193,000	1,186,327
Total			5,145,092
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka 0.7%
Sri Lanka Government International Bond(a),(b)
11/03/2025	0.000%	750,000	421,999
03/14/2029	0.000%	1,500,000	843,378
03/28/2030	0.000%	1,900,000	1,063,700
Total			2,329,077
Turkey 6.1%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	3,271,723
02/17/2028	5.125%	8,000,000	7,923,489
03/14/2029	9.375%	1,600,000	1,812,637
04/26/2029	7.625%	1,885,000	2,008,373
05/11/2047	5.750%	500,000	405,361
Turkiye Government International Bond
03/13/2030	5.250%	1,900,000	1,831,164
05/15/2034	7.625%	4,335,000	4,602,748
Total			21,855,495
Ukraine 1.2%
Ukraine Government International Bond(a),(h)
02/01/2030	0.000%	262,298	115,049
02/01/2034	0.000%	980,171	329,167
02/01/2035	0.000%	1,508,430	654,736
02/01/2036	0.000%	690,261	298,220
Ukraine Government International Bond(a),(c)
02/01/2034	1.750%	1,575,787	702,319
02/01/2035	1.750%	1,403,038	610,445
02/01/2036	1.750%	1,256,707	540,723
Ukraine Government International Bond(a),(b)
08/01/2041	7.750%	1,500,000	1,056,314
Total			4,306,973
United Arab Emirates 4.3%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,600,000	1,489,361
04/16/2050	3.875%	490,000	411,038
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	2,500,000	2,205,647
DP World Crescent Ltd.(a)
09/26/2028	4.848%	2,000,000	2,020,571
DP World Ltd.(a)
09/25/2048	5.625%	600,000	598,176
DP World PLC(a)
07/02/2037	6.850%	5,900,000	6,706,004
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,808,000	1,927,140
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	279,000	278,638
Total			15,636,575
Venezuela 0.5%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	12,559,928	1,187,736
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	4,300,000	590,695
Total			1,778,431
Total Foreign Government Obligations (Cost $309,976,063)			294,042,250

Money Market Funds 7.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(i),(j)	25,200,423	25,197,903
Total Money Market Funds (Cost $25,194,339)		25,197,903
Total Investments in Securities (Cost $368,906,425)		351,340,774
Other Assets & Liabilities, Net		9,062,395
Net Assets		$360,403,169
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,461,046 EUR	10,558,906 USD	Citi	11/13/2024	8,363	—
20,742,607 MXN	1,064,712 USD	HSBC	11/13/2024	18,346	—
Total				26,709	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $193,760,855, which represents 53.76% of total net assets.

(b)	Represents a security in default.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	44,401,516	89,652,655	(108,854,848)	(1,420)	25,197,903	4,468	1,438,328	25,200,423

Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2024 (Unaudited)
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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